Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 1,782	$ 8,935	$ 37,614
Restricted cash	25	0	2
Trade and amounts receivable, net	4,854	5,259	5,324
Loans receivable and advances	0	271	273
Prepaid expenses and other current assets	1,765	805	1,700
Indemnification receivables	3,374	3,429	0
Inventory	8,684	8,747	3,030
Current assets held for sale	1,778	3,709
Total current assets	22,262	31,155	47,943
Non-current
Property, plant and equipment	951	1,218	3,750
Operating lease right of use assets	1,086	2,118	1,229
Intangible assets	5,717	17,739	9,736
Goodwill	0	23,372	20,054
Investments	200	730	2,670
Other assets	263	263	97
Noncurrent assets held for sale	0	4,392
Total assets	30,479	80,987	85,479
Current
Trade payables	6,617	7,831	2,415
Contingencies	5,188	5,044	2,033
Current portion of debt	1,200	1,086	18
Current portion of operating lease liability	1,124	1,116	412
Current liabilities held for sale	1,175	610
Other accrued liabilities			1,241
Other accrued liabilities	2,523	1,760
Total current liabilities	17,827	17,447	6,119
Non-current
Non-current operating lease liability	1,053	1,561	908
Deferred tax	523	1,712	1,511
Contingent purchase considerations	848	3,547	0
Noncurrent liabilities held for sale	0	308
Total liabilities	20,251	24,575	8,538
SHAREHOLDERS' EQUITY
Share capital, no par value, unlimited authorized, issued and outstanding	0	0	0
Additional paid-in capital	150,726	150,420	116,810
Accumulated other comprehensive loss	(1,526)	(2,732)	(1,108)
Deficit	(138,266)	(90,865)	(38,536)
Total Flora Growth Corp. shareholders' equity	10,934	56,823	77,166
Non-controlling interest in subsidiaries	(706)	(411)	(225)
Total shareholders' equity	10,228	56,412	76,941
Total liabilities and shareholders' equity	$ 30,479	$ 80,987	$ 85,479